ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of administrative expenses

	Three months	Three months	Nine months	Nine months
	ended June	ended June	ended June	ended June
	30, 2026	30, 2025	30, 2026	30, 2025
	$	$	$	$

Legal fees	431,624	588,895	1,857,386	1,562,368
Consulting fees	223,353	193,980	690,207	1,176,777
Travel	219,730	21,497	445,680	109,639
Insurance	210,951	20,623	351,181	59,361
Professional fees	35,560	149,702	336,002	327,868
Occupancy costs	12,670	53,551	155,011	95,646
Settlements and penalties	100,000	—	100,000	—
Office, general and other	10,113	9,238	62,158	32,178
	1,244,001	1,037,486	3,997,625	3,363,837